Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.80%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.10%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | Vanguard S&P 500 ETF Expiration 03312027 Exercise Price 597.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.46 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $543.77 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $642.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(21.50%)